PREPAID EXPENSES AND OTHER ASSETS (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PREPAID EXPENSES AND OTHER ASSETS
Prepaid expenses	$ 20,041	$ 187,480	$ 78,114
Prepaid insurance	125,043	114,988	68,476
Deposits on rental agreements	308,492	53,771
Retainers on professional fees	324,062	23,938
Other prepaid expenses and other assets	24,728	125,163
Prepaid expenses and other assets	$ 802,366	$ 505,340	$ 146,590